INVESTMENTS - Realized Gain On Sale Of Stock (Details) - EBP Japan - JPY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Proceeds on sale of shares	¥ 3,029,689,690	¥ 3,592,011,406	¥ 3,692,450,006
Cost	3,202,696,961	3,522,418,823	3,549,892,766
Realized fair value gain (loss)	¥ (173,007,271)	¥ 69,592,583	¥ 142,557,240